LESSEE ACCOUNTING - Future Lease Payments Under Operating Leases (Details) $ in Thousands	Mar. 31, 2025 USD ($)
LESSEE ACCOUNTING [Abstract]
Year ending March 31, 2026	$ 5,719
2027	5,163
2028	3,451
2029	2,184
2030 and thereafter	5,601
Total lease payments	22,118
Less: interest	(2,924)
Present value of lease liabilities	$ 19,194